Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB	12 Months Ended
Dec. 31, 2021
Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB

4.	Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB.
4.1.	New and amended standards and interpretations

In 2021, the Group applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2021. The main new standards adopted are as follows:

Statement	Description	Impact
Amendments to IAS 1 and IAS 8 - Definition of materiality	In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 9: Reform of the reference interest rate	The amendments to standard IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the reference interest rate reform. A relationship of hedge is directly affected if the reform raises uncertainties about the period, or the value, of cash flows based on the reference interest rate of the hedge item or hedging instrument.	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 16: Benefits provided to lessees in connection with the COVID-19 pandemic	Amendments related to concession to tenants, in the application of the guidelines of IFRS 16, on the modification of the lease, when accounting for related benefits as a direct consequence of the Covid-19 pandemic.	These changes did not have any impact in the consolidated financial statements.

4.2.	New and amended standards and interpretations applied since 2019
i.	IFRS 16 - Leases

The Group adopted IFRS 16 using the full retrospective method of adoption, with the date of application of January 1, 2019. In accordance with the full retrospective method of adoption, the Group applied IFRS 16 at the date of initial application as if it had already been effective at the commencement date of existing lease contracts. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

ii.	IFRIC 23 – Uncertainty over income tax treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IFRIC 23 when there is uncertainty about the income tax treatments. The interpretation was approved on December 21, 2018 and became effective on January 1, 2019. In the assessment of the Company's management, there were no significant impacts as a result of the interpretation.

4.3.	New and revised standards and interpretations issued and not yet effective

The Group has not early adopted the following new and revised IFRSs, which have already been issued but not yet in effect, up to the date of the issuance of the Group’s consolidated financial statements:

Accounting pronouncement	Description	Applicable to annual periods starting in or after
Amendments to IAS 1: Classification of liabilities as current or non-current and concept of materiality

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, in order to specify the requirements for classifying the liability as current or non-current. The amendments clarify:

• Which means a right to postpone liquidation;

• That the right to postpone must exist on the base date of the report;

• That this classification is not affected by the likelihood that an entity will exercise its right to postpone

• That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification

In February 2021, the IASB issued amendments to IAS1, providing guides and examples to help entities apply materiality judgment to the disclosure of accounting policies.

01/01/2023
Amendments to IAS 8: Definition of accounting estimates	The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and error correction and how entities use measurement techniques and inputs to develop accounting estimates.	01/01/2023
Amendments to IFRS 10 - Consolidated Financial Statements and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Gains and losses resulting from (i) loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture accounted for using the equity method are recognized in the parent's income only in proportion to the interest held by investors not related to that affiliate or joint venture; (ii) remeasurement of investments retained in a former subsidiary at fair value are recognized in the former parent's income in proportion to the interest held by unrelated investors in the new associate or joint venture.	The effective date has not yet been set by the IASB
IAS16 - Fixed Assets – Resources Before Intended Use	The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, which must be recognized in profit or loss.	01/01/2022
Amendments to IFRS 3 Reference to the Conceptual Structure	For obligations within the scope of IAS 37, the purchaser applies IAS37 to determine whether there is a present obligation on the acquisition date as a result of past events. For a tax within the scope of IFRIC 21, the purchaser applies IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred by the date of acquisition. The purchaser does not recognize contingent assets acquired in a business combination.	01/01/2022

The Group does not expect a significant impact on the Group's consolidated financial statements.